Inventories, Net - Schedule of Impairment Provided for Inventories (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Impairment Provided for Inventories [Abstract]
Balance at the beginning of the year	$ 251,642	$ 241,288	$ 229,239
Current period addition	197,254	239,715	18,320
Reduction	(91,655)	(238,953)
Foreign currency translation adjustment	(2,198)	9,592	(6,271)
Balance at the end of the year	$ 355,043	$ 251,642	$ 241,288